Stock-Based Compensation Plans - Performance Share Awards and Restricted Stock Units (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Performance Share Awards
Change in nonvested units outstanding
Awards or units granted, Weighted-average grant-date fair value (in dollars per share)	$ 82.52	$ 91.47	$ 66.62	$ 58.68
Other award and unit disclosures
Lower limit multiple of initial target awards (as a percent)	0.00%
Upper limit multiple of initial target awards (as a percent)	180.00%
Unrecognized compensation costs	$ 29.1	$ 14.5
Weighted-average service period over which unrecognized compensation costs will be recognized	1 year 8 months 12 days	1 year 9 months 18 days
Restricted Stock Units
Change in nonvested units outstanding
Awards or units granted, Weighted-average grant-date fair value (in dollars per share)	$ 80.29	$ 86.86	$ 69.80	$ 59.38
Other award and unit disclosures
Unrecognized compensation costs	$ 54.3	$ 33.8
Weighted-average service period over which unrecognized compensation costs will be recognized	1 year 9 months 18 days	1 year 7 months 6 days